Organization and Summary of Significant Accounting Policies (Details)		12 Months Ended
	Feb. 01, 2026 USD ($)	Apr. 30, 2026 USD ($) business phase solution performance_obligation	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of business segments | business		3
Number of solutions | solution		3
Number of performance obligations | performance_obligation		1
Credit loss for available for sales debt securities		$ 0	$ 0	$ 0
Impairment of right-of-use assets		0	2,452,000	1,629,000
Impairment of fixed assets		0	509,000	1,575,000
Impairment of goodwill	$ 0	0	0
Impairment of intangible assets		0	0	0
Performance-related bonus expenses		$ 433,800,000	400,200,000	390,000,000.0
Percentage that actuarial gain or loss must exceed the greater of PBO or market value plan assets		10.00%
Cash surrender value of company-owned life insurance policies, net of loans		$ 289,058,000	252,621,000
Cash surrender value of life insurance subject to credit risk, percentage		45.00%
Advertising costs		$ 31,500,000	25,900,000	23,900,000
General and Administrative Expenses
Organization And Summary Of Significant Accounting Policies [Line Items]
Foreign currency losses		(4,200,000)	(2,800,000)	(4,500,000)
CSV of COLI Contracts
Organization And Summary Of Significant Accounting Policies [Line Items]
Cash surrender value of company-owned life insurance policies, net of loans		$ 289,100,000	252,600,000
Executive Capital Accumulation Plan
Organization And Summary Of Significant Accounting Policies [Line Items]
Deferred compensation arrangement vesting period		5 years
Right-Of-Use Assets
Organization And Summary Of Significant Accounting Policies [Line Items]
Impairment of right-of-use assets			2,500,000	1,600,000
Leasehold Improvements and Furniture and Fixtures
Organization And Summary Of Significant Accounting Policies [Line Items]
Impairment of fixed assets			200,000	100,000
Software and Software Development Costs
Organization And Summary Of Significant Accounting Policies [Line Items]
Impairment of fixed assets			$ 400,000	$ 1,500,000
Minimum
Organization And Summary Of Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives		1 year
Amortization of long-term retention awards		4 years
Minimum | Software and Software Development Costs
Organization And Summary Of Significant Accounting Policies [Line Items]
Property and equipment estimated useful life		3 years
Minimum | Other Capitalized Property Plant and Equipment
Organization And Summary Of Significant Accounting Policies [Line Items]
Property and equipment estimated useful life		3 years
Maximum
Organization And Summary Of Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives		24 years
Amortization of long-term retention awards		5 years
Maximum | Software and Software Development Costs
Organization And Summary Of Significant Accounting Policies [Line Items]
Property and equipment estimated useful life		10 years
Maximum | Other Capitalized Property Plant and Equipment
Organization And Summary Of Significant Accounting Policies [Line Items]
Property and equipment estimated useful life		10 years
APAC
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of revenue recognition phases | phase		2
Executive And Professional Search
Organization And Summary Of Significant Accounting Policies [Line Items]
Cash compensation, percentage		0.33
Mexican Subsidiary
Organization And Summary Of Significant Accounting Policies [Line Items]
Percentage of noncontrolling interest in subsidiary		51.00%